CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock, Shares Authorized	15,000,000,000	15,000,000,000	2,000,000,000
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	631,100,311	220,877,962	32,644,913
Common Stock, Shares, Outstanding	631,100,311	220,877,962	32,644,913
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	100,000	100,000	100,000
Preferred stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	49,000	30,746	41,572
Preferred Stock, Shares Outstanding	49,000	30,746	41,572
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized	5,000	5,000	5,000
Preferred stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	1,500	1,500	500
Preferred Stock, Shares Outstanding	1,500	1,500	500
Series C Preferred Stock [Member]
Preferred Stock, Shares Authorized		0	0
Preferred stock, Par Value		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued		0	35,583
Preferred Stock, Shares Outstanding		0	35,583